BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Policies)	12 Months Ended
Dec. 31, 2023
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Basis of preparation and measurement

4.2 - Basis of preparation and measurement

The preparation of the financial statements requires the use of certain critical accounting estimates and also the exercise of judgment by the Company’s Management in the process of applying the accounting practices of Eletrobras Companies, which are presented in the respective explanatory notes dealing with the themes of applications. Those transactions, disclosures or balances that require a higher level of judgment, are more complex and for which assumptions and estimates are significant, are listed in note 5 and are detailed in the respective explanatory notes.

The financial statements were prepared based on historical cost, except for certain financial instruments measured at fair value and the assets held for sale that are measured at the lower value between accounting value and fair value less the cost of sale.

Functional and presentation currency of the financial statements

4.3 – Functional currency and presentation of financial statements

These financial statements are presented in Reais, which is Eletrobras’ functional currency. The financial statements are presented in thousands of Reais (BRL), rounded up to the next number, except when indicated otherwise.

The adoption of new standards and current interpretations and New standards and Non-current interpretations

4.4.1 - The adoption of new standards and current interpretations

The amendments below of IFRS standards made by the IASB that are effective for the financial year beginning in 2023 had no impact on the Company’s financial statements:

Revised standard	Change	Applicable as of
IAS 8: Accounting Policies, Change of Estimate and Rectification of Error

The amendments introduce the definition of accounting estimates and will include other alterations to help the Companies to distinguish the changes in accounting estimates from changes in the accounting policies.

01/01/2023
IAS 1 - Presentation of Financial Statements

The amendments introduce the replacement of disclosure of “significant accounting policies” with the disclosure of “material accounting policies” and the guidance to help the entities in the application of the definition of "material" when making decisions on disclosures of material accounting policies.

01/01/2023
IAS 12: Taxes on Profit

The amendments introduce the requirement of recognition of a deferred tax asset and a deferred tax liability when a single transaction generates temporary taxable differences and deductibles at the same time.

01/01/2023

4.4.2 - New standards and non-current interpretations

The Company expects no material impacts on its financial statements from the application of the alterations in standards issued below, that have their adoption applicable to the financial year beginning in 2024:

Revised standard	Change	Applicable as of
IAS 1: Presentation of Financial Statements

The amendments determine that a liability must be classified as current if the entity cannot postpone settlement by at least twelve months after the reporting period. The classification is impacted only by covenants whose fulfillment is obligatory before the end of the reporting period, to provide guidance on the classification of liabilities with contractual clauses.

01/01/2024
IFRS 16: Leases

The amendments include requirements that specify that the seller-lessee must subsequently measure the liability of the lessee derived from the transfer of assets - that attend to the requirements to be recognized as sales revenue and leaseback such that it is not recognized as gain or loss regarding the retained right of use in the transaction.

01/01/2024
IAS 7: Cash Flow Statement

Disclosure of Reverse Factoring operations that involve the Companies and their suppliers. The new disclosure requirements will make the use of supplier financing agreements by a Company visible and allow investors to observe how the use of these instruments has affected the operations and the capital structure of the Company.

01/01/2024

In compliance with international accounting standards, our Company has not yet adopted IFRS 18 - Presentation and Disclosure in Financial Statements issued on April 9, 2024. Initial adoption is scheduled for January 1, 2027. The management is still analyzing the impact regarding the adoption of IFRS 18.

The Company has not adopted any standards in advance and no significant impacts are expected in the financial statements for other accounting standards, alterations and interpretations issued that are not in effect or applicable after the financial year 2024.

Basis of consolidation and investments in subsidiaries, jointly controlled and associated companies

4.5 - Basis of consolidation and investments in subsidiaries, jointly controlled and associated companies

In the consolidated financial statements, the balances of assets, liabilities, results and cash flows of subsidiaries are fully consolidated and classified according to their nature. The inclusion of the accounting balances of the subsidiaries in the consolidated statements begins on the date on which control is held by the Company and is interrupted from the date on which the Company ceases to have control.

When necessary, the financial statements of the subsidiaries, jointly controlled and associated companies are adjusted to adapt their accounting policies to those adopted by the Company.

Subsidiaries, jointly controlled companies and associates are substantially domiciled in Brazil.

a) Subsidiaries

The investor controls the investee when it is exposed to, or has rights to, variable returns arising from its involvement with the investee and has the ability to affect those returns through its power over the investee. The investor has power over the investee when it has existing rights that give it the current ability to direct the relevant activities, that is, the activities that significantly affect the investee’s returns.

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

All transactions, balances, revenues, costs and expenses between the Company’s subsidiaries are eliminated in full in the consolidated financial statements.

	12/31/2023		12/31/2022
	Participation		Participation
	Direct	Indirect	Direct	Indirect
Subsidiaries
Eletropar	83.71%	—	83.71%	—
Chesf	100.00%	—	99.58%	—
Furnas	100.00%	—	99.67%	—
Madeira Energia S.A.¹	—	99.74%	—	72.36%
Santo Antônio Energia S.A.	—	99.74%	—	72.36%
Brasil Ventos Energia S.A.	—	100.00%	—	99.67%
Energia dos Ventos V S.A.	—	100.00%	—	99.67%
Energia dos Ventos VI S.A.	—	100.00%	—	99.67%
Energia dos Ventos VII S.A.	—	100.00%	—	99.67%
Energia dos Ventos VIII S.A.	—	100.00%	—	99.67%
Energia dos Ventos IX S.A.	—	100.00%	—	99.67%
Geradora Eólica Ventos de Angelim S.A.	—	—	—	89.70%
Itaguaçu da Bahia Energias Renováveis S.A.	—	98.00%	—	97.68%
SPE Nova Era Janapu Transmissora S.A.	—	100.00%	—	—
Baguari Energia S.A. ²	—	100.00%	—	30.61%
Baguari I Geração de Energia S.A.²	—	100.00%		—
Retiro Baixo Energética S.A ²	—	100.00%	—	49.00%
Triângulo Mineiro Transmissora S.A. ²	—	100.00%	—	49.00%
Vale do São Bartolomeu Transmissora de Energia S.A. ²	—	90.00%	—	39.00%
CGT Eletrosul	100.00%	—	99.96%	—
Eólica Ibirapuitã S.A.	—	100.00%	—	77.97%
Livramento Holding S.A.	—	—	—	77.97%
Eólica Cerro Chato IV S.A.	—	—	—	77.97%
Eólica Cerro Chato V S.A.	—	—	—	77.97%
Eólica Cerro Chato VI S.A.	—	—	—	77.97%
Eólica Cerro dos Trindade S.A.	—	—	—	77.97%
Eletronorte	100.00%	—	99.69%	—
Teles Pires Participações S.A.³	—	100.00%	—	49.44%
Companhia Hidrelétrica Teles Pires S.A. ³	—	100.00%	—	49.44%

Joint operations (consortia)
Cruzeiro do Sul Energy Consortium	—	49.00%	—	49.00%
UHE Baguari Consortium ²	—	100.00%	—	—

[1] After assuming the debt of SAESA, Eletrobras came to hold, indirectly, 99.74% of the shareholding in the capital stock of MESA (for more information, see note 23);

[2] In December 2023, the subsidiary Furnas acquired the controlling interest of Baguari Energia, Retiro Baixo, Triângulo Mineiro and Vale do São Bartolomeu, previously owned jointly. (For more information see note 17.1);

[3] In September 2023, there was a transfer to Eletrobras of ordinary shares representative of 50.56% of the total and voting capital stock of Teles Pires Participações S.A., ordinary shares representative of 0.9% of the total and voting capital stock of Companhia Hidrelétrica Teles Pires, which previously were owned jointly (for more information, see note 17.1).

b) Investments in associates

Associates are all entities over which the Company has significant influence, and which are not a subsidiary or jointly controlled company.

c) Jointly owned subsidiaries

A joint business is one in which two or more parties have joint control established by contract and can be classified as a joint operation or a jointly controlled venture, depending on the rights and obligations of the parties.

Value added statement - DVA

4.6 - Correction of classification of Statement of Cash Flows

After filing the 2023 local statutory financial statement, the Company identified and corrected a misclassification within the Statements of Cash Flows for the years ended 2023 and 2022 reported in its statutory financial statement.

The Company has evaluated the effect of this misclassification, both qualitatively and quantitatively, and conclude that the correction did not have a material impact on statutory financial statement. This misclassification did not have an impact on the statement of cash flows for the year ended December 31, 2022 that was reported in the Company’s financial statements included in the 2022 Form 20-F.

This correction of classification resulted in the following impact to the Statement of Cash Flows:

	Year ended December 31, 2023			Year ended December 31, 2022
	As reported	Adjustments	As revised	As reported	Adjustments	As revised

OPERATIONAL ACTIVITIES

Net cash of operating activities	8,242,958	(7,620)	8,235,338	4,799,820	395,669	5,195,489

FINANCING ACTIVITIES

Net cash provided by (used in) financing activities	(6,755,131)	—	(6,755,131)	30,072,386	—	30,072,386

INVESTMENT ACTIVITIES

Net cash provided by (used in) investment activities	819,418	7,620	827,038	(24,325,739)	(395,669)	(24,721,408)

Increase in cash and cash equivalents	2,307,245	—	2,307,245	10,546,467	—	10,546,467

Total effect on Cash Flow	—	—	—	—	—	—

4.7 – Change in accounting policy

In 2023, in connection with the change in the Company’s investment policy as described in Note 8, management also changed its accounting policy regarding the presentation of interest received on marketable securities in the statement of cash flows. The Company understands that presenting all the movements in marketable securities in the same group of the cash flow statement as part of investing activities, rather than operating activities as previously reported, reflects the revised investment’s strategy adopted. This change was applied retrospectively and the effects of the change for 2022 and 2021 are demonstrated below:

	Year ended December 31, 2022			Year ended December 31, 2021
	As reported	Adjustments	As revised	As reported	Adjustments	As revised

Net cash of operating activities	9,275,733	(4,080,244)	5,195,489	8,226,163	(1,261,156)	6,965,007

Net cash provided by (used in) investment activities	(28,801,652)	4,080,244	(24,721,408)	(2,259,603)	1,261,156	(998,447)

CASH AND CASH EQUIVALENTS

Cash comprises cash and available bank deposits.

Cash equivalents are financial investments when they have a maturity of up to 90 days, from the date of acquisition , of high liquidity, that are readily convertible into amounts known as cash and that are subject to an insignificant risk of change in value.

Balances of bank deposits and short-term financial investments with restrictions that prevent the use of these amounts are not classified under Cash and Cash Equivalents.

RESTRICTED CASH	Restricted cash is composed of resources that can be used exclusively for the purposes that they were collected, without the Company being able to manage those resources for other objectives.
MARKETABLE SECURITIES

Except for the beneficiary parties, the marketable securities consist of financial investments that are not characterized as cash and cash equivalents: see note 6. The Company records its marketable securities at fair value through profit or loss, as the objective is early receipt, not maintaining their receipt flows until maturity. They are presented in current assets based on expected realization. The beneficiary parties are equity instruments, that are measured at fair value through the profit and loss.

CUSTOMERS

Accounts receivable from customers are initially accounted for at the transaction price and subsequently by contractual interest and monetary correction less amounts received and estimated credit loss - ECL.

FINANCING AND LOANS

The Company recognizes initially the financings and loans receivable at fair value, that, in those cases, represent the transaction values, and are later updated for interest, inflation and exchange rate variations less the values received and the Estimated Credit Loss - ECL.

DIVIDENDS RECEIVABLES

Remuneration for equity related to the Company’s investments in the capital stock of its subsidiaries and associates, see note 17, is recognized in assets when these investees allocate dividends and equity interest to their shareholders.

INCOME TAX AND SOCIAL CONTRIBUTION

The result of Income Tax and Social Contribution is recognized in the income statement, divided into current and deferred, in the period of the occurrence of the result (profit or loss) to which they refer. Income Tax (IRPJ) and Social Contribution (CSLL), related to other comprehensive income, are recognized directly in shareholders’ equity, without being carried over to profit or loss for the year, and presented in the Statement of Comprehensive Income.

The current and deferred Income Tax and Social Contribution charges calculated based on the rates of 15%, plus a 10% surcharge on taxable income and 9% on taxable income for social contribution on net income, except for the results that have tax incentives from SUDAM and SUDENE, considering the offsetting of tax losses and negative basis of social contribution, limited to 30% of taxable income for the year.

Income Tax expense and current Social Contribution is calculated based on the results that can be admitted in the calculation of payment of income tax and social contribution for the year.

The result with deferred Income Tax and Social Contribution basically represents the tax result arising from (i) income and expenses that cannot (temporary differences), due to tax rules, be considered in the calculation basis of payment of Income Tax and Social Contribution in the calculation of the year, but which may be used in subsequent years, and (ii) any loss for the year.

Deferred Income Tax and Social Contribution credits (assets), arising from temporary differences or possible losses, are recognized in proportion to the probability of future taxable income and the possibility of using temporary differences.

When there is a legal right and the intention to compensate them, in the calculation of current taxes, deferred taxes, assets and liabilities, related to the same legal entity, are presented by the net in the balance sheet.

REIMBURSEMENT RIGHTS AND OBLIGATIONS

The rights to reimbursement, CCC and AIC, were measured initially at fair value and subsequently are adjusted for interest, monetary variations and receivables. The Company maintains provision for expected losses – ECL the amounts related to CCC that have not been inspected and approved by the regulator - ANEEL.

CONTRACTUAL TRANSMISSION ASSETS

The Company’s transmission assets are treated within the scope of IFRS 15 – Revenue from Contract with Customer (“IFRS15”). Following IFRS 15, the entity’s right to consideration arising from completed performance obligations, whose effective right of receipt is conditioned to the fulfillment of other contractual obligations, shall be classified as a contract asset, which the Company identifies as Contractual Assets, in the balance sheet.

In order to develop the activities of construction of the transmission infrastructure and operate and maintain it – O&M, within the scope of the electric power transmission concession contracts, the Company is remunerated by the Permitted Annual Revenue – RAP, and by the residual values corresponding to the undepreciated balance of the transmission projects at the end of the concession, calculated by ANEEL, when contractually provided.

As the construction of the transmission project develops, the Company recognizes the contractual revenue as an asset in return for the construction revenue, the values of the RAPs related to the transmission project construction and the residual balance, when contractually provided, proportionate to the execution of the project. The contractual asset of the transmission corresponds, therefore, to the values of the RAPs, related to the construction, and the residual balance, when contractually provided, which will be received in the future, brought to present value, in proportion to the execution of the project.

The contractual asset is updated monthly by the implicit interest, based on the discount rate of each contract, and by the monetary restatement (IPCA or IGPM), according to the adjustments of the RAPs.

The Annual Allowable Revenues – RAPs of the concession contracts are reviewed every five years, in the Periodic Tariff Review process of ANEEL – RTP, which mainly analyzes the structure of investments made and the rate of capital remuneration, usually resulting in changes in the values of future RAPs. After the publication of RTP’s results by ANEEL, the Company remeasures the flow of future receipts related to the construction of the transmission projects, and, as a result, the balance of the contractual asset is adjusted to consider the new flow of receivables. The difference between the balance of the contractual asset before the RTP and the balance of the contractual asset after the RTP is recorded in the result of the period, under Regulatory Remeasurements – Transmission Agreements.

The effective right to receive cash flows (RAPs) related to construction is subject to the satisfaction of another contractual performance obligation, that of operating and maintaining the infrastructure, so the amortization of the contractual asset (reclassification to accounts receivable from customers) takes place as the Company meets the monthly obligations to operate and maintain the infrastructure. This occurs in the period between the completion of the implementation of the transmission project and the end of the concession.

As the obligation to operate and maintain the infrastructure has been met, the Company recognizes, under accounts receivable from customers, in return for operating and maintenance revenue – O&M, the values of the RAPs related to the operation and maintenance of the transmission projects. Direct recognition in accounts receivable from customers, without transit in the contractual asset, is possible, since the right to receive RAP, originated by the execution of the operation and maintenance activity, does not depend on the fulfillment of other obligations.

INVESTMENTS

The Company evaluates its investments in subsidiaries, jointly controlled and affiliated companies using the equity method, see note 4.5, and other investments in equity interests at fair value. The fair value considered for these shares corresponds to the current price of the shares traded on the Stock Exchange.

In the equity method, the shareholding of the investor in the profit or loss of the period of the investee is recognized in the results period of the investor, as the result of the equity.

Changes in the value of investments in equity investments valued at fair value, resulting from the change in share prices, are recorded directly in shareholders’ equity, as other comprehensive income. Dividend receipts paid to the Company by these investees are recorded in profit or loss.

In the consolidated balance sheet, the balance sheet balances of the Company’s subsidiaries are distributed, according to the nature, under the items of assets and liabilities, thus not comprising the consolidated balance of investments. See note 4.5.

The company treats transactions with non-controlling interests as transactions with owners of the company's assets. For purchases of non-controlling interests, the difference between any consideration paid and the acquired portion of the carrying amount of the subsidiary's net assets is recorded in equity. Gains or losses on disposals of non-controlling interests are also recorded directly in equity.

Associates are all the entities over which the Group has significant influence but not control, generally through a shareholding of 20% to 50% of voting rights. Joint agreements are all those entities over which the Company has shared control with one or more parties. Investments in joint agreements are classified as joint operations or joint ventures, depending on the rights and on the contractual obligations of each investor.

Joint operations are accounted in the financial statements to represent the rights and the contractual obligations of the Company. Thus, the assets, liabilities, revenue and expenses related to their interests in joint operations are accounted individually in the financial statements. Investments in associates and joint ventures are initially recognized at cost and adjusted thereafter using the equity method.

FIXED ASSETS, NET

Fixed assets are initially measured at their cost. Cost includes expenses directly attributed to the acquisition, construction of the assets and expenses for putting the asset into operation. Subsequently, fixed assets are deducted by depreciation and impairment loss, if verified, see note 20. Property, plant and equipment items refer substantially to the electricity generation infrastructure of the Company’s concessions. Depreciation of these assets begins when they are ready to operate, being recognized linearly based on the estimated useful life of each asset and the residual value of these assets at the end of the concessions. The Company considers that the useful life estimated by ANEEL for fixed assets items adequately expresses the useful life of the assets, so it adopts the depreciation rates determined by ANEEL. The Company’s electricity transmission infrastructure is not classified in Fixed Assets, due to the contractual characteristics of the concessions. The rights to consideration originating from the construction of transmission projects are recorded in the item Contractual Transmission Asset, see note 16. Right of Use assets are also depreciated linearly, by the contractual terms of leases.

INTANGIBLE ASSETS, NET

Intangible assets are initially measured at their cost and subsequently deducted from amortization and impairment loss, if verified. For more information, see note 20.

The Company’s intangible assets are substantially formed by the acquired rights to explore electricity generation projects under the new concession agreements, in connection with Eletrobras privatization process, which took place in 2022.

IMPAIRMENT OF LONG-LIVED ASSETS

The Company periodically evaluates whether there is an indication of devaluation of its main non-financial assets. The valuation is carried out by Cash Generating Unit - CGU, that corresponds to a group of assets capable of generating cash inflows, that are largely independent of the cash inflows of other assets or other groups of assets.

If there is an indication of devaluation, the recoverable amount of the CGU is estimated and compared with the current accounting balance. If the recoverable amount is lower than the book value, a loss is recorded with devaluation of the asset.

SUPPLIERS	Obligations with the Company’s suppliers are recognized by the amounts of the transactions and settled by payments. There is no interest embedded in these obligations.
LOANS, FINANCING AND DEBENTURES

Loans, financing and debentures are initially recognized at fair values which, in those cases, represent the transaction values, and subsequently updated by contractual charges (interest, monetary adjustments and exchange rate variations) and payments made.

To address the risks of possible execution of the guarantees provided by Eletrobras for financing non-controlled companies, the Company provides between 1% and 5% of the outstanding balance, considering the degree of risk involved, which is calculated based on the history of execution of guarantees and the net working capital of the company holding the debt.

COMPULSORY LOAN

The balance maintained with compulsory loans represents the projection of probable disbursements estimated by the management and by the internal and external legal advisers. The amounts are recorded based on the estimates of the costs of the outcomes of legal proceedings.

REGULATORY FEES

The Company recognizes as obligations to collect sectoral charges calculated based on gross revenue for the financial period, in accordance with the percentages established by the laws. In the income statement, sector charges are presented in net revenue as reductions in gross revenue.

SHAREHOLDER COMPENSATION

The Company has a Dividend Distribution Policy which, in line with the Bylaws, ensures its shareholders the right, in each year, to dividends and / or interest on equity not less than 25% of the adjusted net income, pursuant to the Brazilian Corporate Law, subsequent amendments do not authorize the capital reserve to be used to pay dividends.

The number of dividends, which represents the mandatory minimum established by Law, is recognized in liabilities and the number of dividends above the mandatory minimum is recognized in shareholders’ equity, in the proposed additional dividend account, until approval at the General Meeting.

The preferred shares of classes A and B have priority in the receipt of dividends distributed in each fiscal year, these incident at the rate of 8% and 6% per year, respectively, on the capital belonging to these species and classes of shares, apportioned equally between them.

The preferred shares will participate, under equal conditions, with the common shares in the distribution of dividends distributed in each fiscal year, after ensuring the common shares a dividend whose value is the lowest of those attributed to the preferred classes. Preferred shares are guaranteed the right to receive dividends distributed in the fiscal year, for each share, at least 10% higher than that attributed to each common share in the respective fiscal year.

ONEROUS CONTRACTS

In the process of impairment test of assets of the Company, it was verified that there were concession and power trading agreements whose inevitable costs of satisfying the agreement obligations exceed the economic benefits expected to be received throughout the agreement, with the difference being recorded as a liability, as provision for onerous contract, and in the income statement, in the group of operational provisions.

POST-EMPLOYMENT BENEFITS

Social Security Plans

The Company and its subsidiaries sponsor pension plans, which are generally financed by payments to these pension funds, determined by periodic actuarial calculations. The Company has defined benefit plans, as well as defined and variable contributions.

●	In defined contribution plans, the Company makes fixed contributions to a separate entity. In addition, it has no legal or constructive obligations to make contributions, if the fund does not have sufficient assets to pay, to all employees, the benefits related to services provided in current and previous years linked to this type of plan.

The Company makes the payment of contributions on a mandatory, contractual or voluntary basis. The Company has no additional payment obligations after the contribution is made. Contributions are recognized as an employee benefit expense, when due. Contributions made in advance are recognized as assets to the extent that a cash refund or a reduction in future payments is available.

●	A defined benefit plan is different from a defined contribution plan, since, in such defined benefit plans, a retirement benefit amount is established for an employee to receive upon retirement, usually dependent on one or more factors, such as age, time of service and remuneration. In this type of plan, the Company has the obligation to honor the commitment assumed, in case the fund does not have enough assets to pay, to all employees, the benefits related to the services provided in the current and previous years linked to this type of plan.

The liability recognized in the Balance Sheet, in relation to the defined benefit plans, is the present value of the defined benefit obligation at the balance sheet date, less the fair value of the plan assets. The defined benefit obligation is calculated annually by independent actuaries, using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting estimated future cash outflows. The interest rates used in this discount are consistent with market securities, which are denominated in the currency in which the benefits will be paid, and which have maturity terms close to those of the respective pension plan obligation.

Actuarial gains and losses are substantially the result of adjustments, changes in actuarial assumptions and income from plan assets, and are debited or credited to other comprehensive income.

Past service costs are immediately recognized in the income statement when a plan change occurs.

Other post-employment obligations

Some of the Company’s subsidiaries offer post-retirement health care benefits to their employees, in addition to life insurance for active and inactive employees. The right to these benefits is generally subjected to the employee remaining in the job until retirement age and the completion of a minimum period of service, or his disability as an active employee.

The expected costs of these benefits are accumulated during the period of employment, using the same accounting methodology that is used for defined benefit pension plans. Actuarial gains and losses, arising from adjustments based on experience and changes in actuarial assumptions, are debited or credited to other comprehensive income over the expected remaining service period of employees. These obligations are assessed annually by qualified independent actuaries.

Obligations with personnel

The payments of benefits, such as salary or vacation, as well as the respective labor charges incident on these benefits are recognized monthly in the result, respecting the accrual basis.

Benefits in the long term – Share Based Remuneration

The long-term remuneration programs based on shares are liquidated with shares, by which the Company receives the services of the employees as counterpart to the equity instruments. The fair value of the services, received in exchange for share options, is recognized as an expense. The total value of the expenses is recognized during the period in which the right is acquired; the period during which the specific conditions of acquisition of rights are attended.

PROVISIONS AND CONTINGENT LIABILITIES

Future disbursement risks with labor, tax and civil litigation are recognized in the balance sheet, under the item Provisions for Litigation, when there are present obligations (legal or presumed) resulting from past events, of which settlement is probable and of which the amount it is possible to reliably estimate, based on the assessment of Management and internal and external legal advisors. The amounts are recorded based on the estimates of the costs of the outcomes of said lawsuits.

The risks of future disbursement with litigation (contingents), of which settlement is possible, are only disclosed in explanatory notes, without composing the Company’s liabilities.

The judicial deposits are measured initially at their nominal values and subsequently updated for inflation by indices determined by the courts of justice, which vary due to the nature of the judicial action. The reduction of the balance happens when there are assessments of deposits, whether by the company or by the other party.

OBLIGATION TO DEMOBILIZE ASSETS

The obligations of Law No. 14,182/2021 (privatization of Eletrobras) were initially recognized from the amounts presented in CNPE Resolution 015/2021, as amended by CNPE Resolution 030/2021. Subsequently, these obligations are adjusted for accrued interest, monetary restatement (IPCA) and payments made.

The interest rates of the obligations were not presented directly in CNPE Resolution 015/2021, as a result, they were implicitly calculated from the present value of the obligations, the future flow of payments and the payment term.

The accrued interest and monetary adjustments are recorded in the income statement, in the financial income group.

LONG-TERM OPERATING COMMITMENTS	The Company shows the undertaking for acquisition of fixed assets and the commitments related to its subsidiary joint ventures separately from the value of its other commitments, in accordance with the requirements of the accounting standards IAS 16 - Fixed assets and IFRS 12 - Disclosure of Holdings in other Entities. In addition, energy purchase and sale commitments, and purchases with fuel suppliers are also shown
EQUITY	It represents the common shares and the paid-in preferred shares and is classified in shareholders’ equity
EARNINGS PER SHARE

In order to obtain the basic result per share, Eletrobras divides the profit or loss attributable to the holders of Eletrobras common shares by the weighted average number of common shares held by shareholders (excluding those held in treasury) during the financial year. In the case of a consolidated balance sheet, the profit or loss attributable to the Company refers to the Parent Company’s portion. In this way, non-controlling interests are excluded.

In order to obtain the diluted result per share, Eletrobras assumed the exercise of options, subscription bonuses and other potential dilutive effects. Its only dilutive effect is the conversion of the compulsory loan. The presumed values arising from these instruments should be considered as having been received from the issue of shares at the average market price of the shares during the year.

According to the Dividend Policy, Preferred shares have a guaranteed right (per share) of the superiority of at least 10% in the distribution of Dividends and/or Interest on Equity concerning common shares.

INFORMATION BY BUSINESS SEGMENT

Net Operating Revenue

Revenue is recognized as the Company satisfies its obligations established in the contracts with the clients, being measured on the basis of the values of the considerations expected to be received in exchange for performing the activities of generation, transmission and of other services.

Generation

Revenues for the supply and provision of electrical power are recognized at the moment the Company delivers the electrical power to the buyer at the prices established in the contracts. Revenue from the transactions on the short term market, presented in the CCEE line, are valued at the Price of Settlement of the Differences - PLD.

Revenue arising from the generation concessions extended under Law no. 12,783/2013 (Quota Power Stations) are presented in the item Revenue from operation and maintenance, being recognized at the price of the tariff calculated by ANEEL. The tariff is calculated from the operation and maintenance costs of the power stations, plus the additional revenue rate of 10%. As of 2023, under the determinations of Law 14.182/2021, the regime of exploitation of these power stations will be altered from physical guarantee quotas to independent production of power (PIE), at 20% p.a., reaching full alteration in five years.

Transmission

The considerations established in the electrical power transmission concession contracts remunerate the distributor for two performance obligations: (i) construction; and (ii) maintaining and operating the infrastructure. As these are fulfilled, the Company records the revenue in accordance with the nature of the obligation concluded.

The obligation of constructing the transmission apparatus is satisfied throughout the construction stage, with the revenue from construction recorded in accordance with the evolution of the projects.

Besides the revenue from construction and from operation and maintenance, the Company recognizes the contractual financial revenue, which refers to the financial updating of the rights arising from the construction of the project, which will be received between the end of the construction and the end of the concession.

The Company includes the contractual financial revenue in Net Operational Revenue - ROL, as in the electrical power transmission concession contracts the financing (spending to construct and receiving installments over the concession) made to the granting power for the construction of the projects is part of its business. For more information, see the accounting policy in note 16.

Business segment information

The Company segments its results between Generation and Transmission, as most of its revenues and expenses are originated by these activities.

The management segment only shows the result obtained by Eletrobras and Eletropar, entities that do not conduct generation and transmission activities.

Non-current assets segmented into Generation and Transmission refer to those that are directly linked to these activities. Intangible and fixed assets without direct links to electricity generation and transmission activities are presented in the Management segment.

FINANCIAL RESULT

The financial results post, mainly, the charges on debts, including on loans, financing and debentures (see note 23), the charges on obligations with CDE, and the revitalization of river basins (see note 30), the interest on lease liabilities, and the revenues from financial investments.

Foreign currency transactions are translated into the functional currency using the exchange rate prevailing on the date of the transactions. Exchange gains and losses resulting from the conversion at the exchange rate at the end of the financial year are recognized in the income statement as a financial expense or income.

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Recognition and measurement:

Financial assets and liabilities are recognized when Eletrobras, or one of its subsidiaries, is part of the contractual provisions of the instrument.

Financial assets and liabilities are initially recognized at fair value and, subsequently, measured at amortized cost or fair value, according to the rules of IFRS 9 – Financial Instruments.

Transaction costs directly attributable to the acquisition or issue of financial assets and liabilities (except for financial assets and liabilities recognized at fair value in profit or loss) are added to or deducted from the fair value of financial assets or liabilities, if applicable, after initial recognition.

Transaction costs directly attributable to the acquisition of financial assets and liabilities at fair value through profit or loss are immediately recognized in the income statement.

●	Financial assets

All regular purchases or sales of financial assets are recognized and written off on the trade date. Regular purchases or sales correspond to purchases or sales of financial assets that require the delivery of assets within the term established by market standard or practice.

All recognized financial assets are initially recognized at fair value and, subsequently, measured in full at amortized cost or fair value, depending on the classification of financial assets.

a) A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as measured at Fair Value Profit and Loss (FVPL):

●	It is maintained within a business model whose objective is to maintain financial assets receiving contractual cash flows; and
●	Its contractual terms generate, on specific dates, cash flows that are related only to the payment of the principal amount and interest on the principal amount outstanding.

b) A debt instrument is measured at Fair Value through Other Comprehensive Income – FVOCI if meet both of the following conditions and is not designated as measured to the FVPL:

●	It is maintained within a business model that has the objective of achieving and receiving contractual cash flows and the sale of financial assets; and
●	Its contractual terms generate, on specific dates, cash flows that are related only to the payment of the principal amount and interest on the principal amount outstanding.

Upon initial recognition of an investment in an equity instrument that is not held for trading, the Company may irrevocably elect to present subsequent changes in the fair value of the investment in Other comprehensive profits and losses. That choice is made investment by investment.

c) Financial assets not classified as measured at amortized cost or at FVOCI, as described above, are classified as measured at fair value through profit or loss. Upon initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or FVOCI as well as FVPL if this eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Business model assessment:

The Company carries out an assessment of the objective of the business model in which a financial asset is kept in the portfolio because it better reflects the way in which the business is managed and the information is provided to Management.

Valuation on contractual cash flows:

For the purposes of assessing whether the contractual cash flows are only payment of principal and interest, the principal is defined as the fair value of the financial asset upon initial recognition. The interest is defined as a consideration for the time value of money and for the credit risk associated with the principal outstanding over a given period of time and for the other basic risks and costs of borrowing.

The Company considers the contractual terms of the instrument to assess whether the contractual cash flows are composed only of payments of principal and interest. This includes assessing whether the financial asset contains a contractual term that could change the timing or the value of contractual cash flows so that it would not meet this condition.

●	Financial liabilities

Financial liabilities, which include loans and financing, suppliers and other accounts payable, are initially measured at fair value and subsequently at amortized cost using the effective interest method. Interest expenses, foreign exchange gains and losses are recognized in the income statement.

The effective interest method is used to calculate the amortized cost of a financial liability and to allocate its interest expense over the respective period. The effective interest rate is the rate that exactly discounts estimated future cash flows (including fees and premiums paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) over the estimated life of the financial liability or, when appropriate, for a shorter period, for the initial recognition of the net book value.

The Company writes off financial liabilities only when the Company’s obligations are extinguished and canceled or when they expire.

Financial guarantee contracts:

Financial guarantee contract consists of a contract that requires the issuer to make specified payments in order to reimburse the holder for loss that it incurs due to the fact that the specified debtor fails to make the payment on the scheduled date, in accordance with the initial or changed conditions of instrument of debt.

These estimates are defined based on the experience and judgment of the Company’s management. The fees received are recognized based on the straight-line method over the life of the guarantee, see note 23.2. Any increase in obligations in relation to guarantees is shown, when incurred, in operating expenses, see note 35.1.

Derivative financial instruments:

The Company has financial derivative financial instruments to administer its exposure to interest rate and exchange rate risk, including interest rate swap contracts.

Derivatives are initially recognized at fair value, on the contracting date, and are subsequently remeasured at fair value at the end of the year. Any gains or losses are recognized in the financial result immediately, unless the derivative is designated and effective as a hedge instrument; in this case, the moment of recognition in the result depends on the nature of the hedge relationship.

Hedge accounting:

The Company has a hedge accounting policy, in accordance with the Accounting Pronouncement IFRS 09. The current hedging operations of the Company are characterized, for accounting postage purposes, as hedge at fair value, whose gains or losses in the variations of fair value of the hedge instrument (derivative) and of the protected item (debt) are recognized in the result.

RELATED PARTY TRANSACTIONS

In the consolidated financial statements, the Company eliminates existing intercompany transactions and balances with related parties, except in relation to those between Eletrobras and its subsidiaries measured at fair value through profit or loss.

In accordance with its policy, the Company may carry out transactions with related parties to take advantage of synergies and achieve operational efficiency, thus improving its jointly considered result. Being carried out at prices and conditions defined between the parties, which take into account the conditions that could be practiced in the market with unrelated parties, ensuring that there is no business that exclusively benefits one of the parties.

Negotiations and decision-making processes shall be effective, independent and equipped with commutativity or appropriate compensatory payment. Thus, it avoids undue favoring of the related party to the detriment of the interest of society.

ASSETS HELD FOR SALE

Non-current assets and groups of assets are classified as held for sale if their book value is recovered mainly through a sale transaction and not through continuous use. This condition is met when the asset (or group of assets) is available for immediate sale in its current situation, subject only to the usual terms for the sale of that asset (or group of assets), and its sale is considered highly probable. Management must be committed to the sale, which is expected to be completed within one year from the classification date.

Non-current assets (or the group of assets) classified as intended for sale are measured lower than the book value previously recorded and fair value less cost to sell.

DISCONTINUED OPERATIONS

A discontinued operation is a component of a business of the Company that is to be discontinued and that comprehends operations and cash flows that may clearly be distinguished from the rest of the operations of the Company and that:

●	represent an important separate line of business or geographical area of operations;
●	are part of an individual coordinated plan to sell an important separate line of business or geographical area of operations; or
●	are a subsidiary acquired exclusively with the objective of resale.

The classification as a discontinued operation occurs through the disposal, or when the operation attend to the criteria to be classified as held for sale, if this occurs before.